Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Restricted investments	R 5,083	R 3,535
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	3,091	2,632
Cash and cash equivalents
Disclosure of financial assets [line items]
Restricted investments	124	66
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	1,325	815
Government bonds
Disclosure of financial assets [line items]
Restricted investments	225	0
Equity investments
Disclosure of financial assets [line items]
Restricted investments	252	0
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	47	0
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	R 5,064	R 3,513	R 3,273